September 8, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Modern Capital Funds Trust, File Nos. 333-239559 and 811-23582

Dear Sir/Madam:

On behalf of Modern Capital Funds Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench